Disposal of the Discontinued Operations of the Nfid Business (Details) - Schedule of operating result of discontinued operations of the NFID business - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating result of discontinued operations of the NFID business [Abstract]
Product sales, net		$ 30,246	$ 119,405	$ 40,923
Cost of sales	$ 1,079	31,325	103,824	182,426
Gross profit (loss)	(1,079)	(1,079)	15,581	(141,503)
Total operating and other non-operating expenses	(84)	(65,888)	(270,501)	(229,745)
Gain from sale of NFID business			1,533
Loss from discontinued operations	$ (1,163)	$ (66,967)	$ (253,367)	$ (371,248)